STOCK BASED COMPENSATION (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Aug. 31, 2013 Y	Nov. 30, 2012 Y
Stock Based Compensation 1	12,000,000
Stock Based Compensation 2	10
Stock Based Compensation 3	2,781,905
Stock Based Compensation 4	$ 0.0001
Stock Based Compensation 5	$ 1,557,867
Stock Based Compensation 6	2,781,905
Stock Based Compensation 7	$ 0.69
Stock Based Compensation 8	1,404,819
Stock Based Compensation 9	471,200
Stock Based Compensation 10	$ 0.85
Stock Based Compensation 11	363,478
Stock Based Compensation 12	706,890
Stock Based Compensation 13	$ 0.79
Stock Based Compensation 14	506,635
Stock Based Compensation 15	3,338,285
Stock Based Compensation 16	$ 0.001
Stock Based Compensation 17	2,935,496
Stock Based Compensation 18	235,630
Stock Based Compensation 19	$ 0.79
Stock Based Compensation 20	171,207
Stock Based Compensation 21	250,000
Stock Based Compensation 22	$ 0.75
Stock Based Compensation 23	167,561
Stock Based Compensation 24	1,882,761
Stock Based Compensation 25	2,139,260
Stock Based Compensation 26	2,247,380
Stock Based Compensation 27	2.3
Stock Based Compensation 28	471,200
Stock Based Compensation 29	$ 1.40
Stock Based Compensation 30	564,907
Stock Based Compensation 31	706,904
Stock Based Compensation 32	$ 0.69
Stock Based Compensation 33	500,678
Stock Based Compensation 34	100,000
Stock Based Compensation 35	$ 0.61
Stock Based Compensation 36	64,513
Stock Based Compensation 37	100,000
Stock Based Compensation 38	$ 0.96
Stock Based Compensation 39	65,620
Stock Based Compensation 40	242,161
Stock Based Compensation 41	122,513
Stock Based Compensation 42	423,417
Stock Based Compensation 43	3.11
Stock Based Compensation 1		(2,012)
Stock Based Compensation 2		12,000,000
Stock Based Compensation 3		10
Stock Based Compensation 4		2,781,905
Stock Based Compensation 5		$ 0.0001
Stock Based Compensation 6		1,557,867
Stock Based Compensation 7		2,781,905
Stock Based Compensation 8		$ 0.69
Stock Based Compensation 9		1,404,819
Stock Based Compensation 10		471,200
Stock Based Compensation 11		$ 0.85
Stock Based Compensation 12		363,478
Stock Based Compensation 13		706,890
Stock Based Compensation 14		$ 0.79
Stock Based Compensation 15		506,635
Stock Based Compensation 16		3,338,285
Stock Based Compensation 17		$ 0.001
Stock Based Compensation 18		2,935,496
Stock Based Compensation 19		235,630
Stock Based Compensation 20		$ 0.79
Stock Based Compensation 21		171,207
Stock Based Compensation 22		2,976,922
Stock Based Compensation 23		4,012,375
Stock Based Compensation 24		2.2
Stock Based Compensation 25		471,200
Stock Based Compensation 26		$ 1.40
Stock Based Compensation 27		564,907
Stock Based Compensation 28		706,904
Stock Based Compensation 29		$ 0.69
Stock Based Compensation 30		5,500,678
Stock Based Compensation 31		100,000
Stock Based Compensation 32		$ 0.61
Stock Based Compensation 33		64,513
Stock Based Compensation 34		242,055
Stock Based Compensation 35		$ 583,680
Stock Based Compensation 36		2.98